VANECK AGRIBUSINESS ETF
SCHEDULE OF INVESTMENTS
September 30, 2025 (unaudited)
1
Number
of Shares Value
COMMON STOCKS: 99.9%
Australia : 2.1%
Dyno Nobel Ltd. 2,581,512 $ 5,297,271
Treasury Wine Estates Ltd. 1,518,497 7,111,731
12,409,002
Brazil : 3.1%
Rumo SA 2,201,300 6,601,152
Yara International ASA (NOK) 337,906 12,387,766
18,988,918
Canada : 6.2%
Nutrien Ltd. (USD) † 636,972 37,396,626
Underline
China : 3.9%
China Mengniu Dairy Co.
Ltd. (HKD) 4,995,000 9,607,530
Wilmar International Ltd.
(SGD) 6,358,900 14,070,871
23,678,401
Denmark : 1.2%
Bakkafrost P/F (NOK) 102,702 4,717,956
Schouw & Co. A/S 28,426 2,641,716
7,359,672
Germany : 7.6%
Bayer AG 1,205,159 40,153,587
K+S AG 424,254 5,767,185
45,920,772
Indonesia : 0.4%
Golden Agri-Resources Ltd.
(SGD) 10,814,700 2,472,541
Underline
Israel : 1.0%
ICL Group Ltd. (USD) † 1,008,940 6,275,607
Underline
Japan : 6.6%
Kubota Corp. 2,071,900 26,067,448
Maruha Nichiro Corp. 100,600 2,334,867
NH Foods Ltd. 173,700 6,891,858
Nissui Corp. 643,800 4,542,280
39,836,453
Malaysia : 2.6%
IOI Corp. Bhd 4,261,300 3,999,557
Kuala Lumpur Kepong Bhd 949,700 4,648,644
PPB Group Bhd 1,212,900 2,941,141
SD Guthrie Bhd 3,439,900 4,266,528
15,855,870
Netherlands : 0.2%
OCI NV † 280,378 1,300,476
Underline
Norway : 5.1%
Leroy Seafood Group ASA 578,629 2,865,149
Mowi ASA 918,714 19,439,355
Salmar ASA 153,942 8,233,249
30,537,753
Russia : 0.0%
PhosAgro PJSC *∞ 97,916 0
PhosAgro PJSC (USD)
(GDR) ∞ 1,892 0
PhosAgro PJSC (USD)
(GDR) ∞ 1 0
0
Number
of Shares Value
Singapore : 0.7%
Charoen Pokphand
Indonesia Tbk PT (IDR) 14,760,900 $ 4,131,440
Underline
Switzerland : 1.2%
Bucher Industries AG † 14,812 7,066,842
Underline
Taiwan : 0.5%
Taiwan Fertilizer Co. Ltd. 1,764,000 2,853,694
Underline
Thailand : 1.3%
Charoen Pokphand Foods
PCL (NVDR) 11,130,200 7,657,879
Underline
United Kingdom : 2.8%
CNH Industrial NV (USD) 1,244,450 13,502,282
Genus PLC 106,373 3,409,933
16,912,215
United States : 53.4%
AGCO Corp. † 86,615 9,273,868
Archer-Daniels-Midland Co. 545,870 32,610,274
Bunge Global SA 218,002 17,712,663
Cal-Maine Foods, Inc. 87,312 8,216,059
CF Industries Holdings, Inc. 280,089 25,123,983
Corteva, Inc. 594,365 40,196,905
Darling Ingredients, Inc. * 281,039 8,675,674
Deere & Co. 103,444 47,300,804
Elanco Animal Health, Inc. *
† 623,743 12,562,184
FMC Corp. 218,962 7,363,692
Mosaic Co. 563,862 19,554,734
Neogen Corp. * 313,859 1,792,135
Pilgrim's Pride Corp. 101,288 4,124,447
Toro Co. 146,046 11,128,705
Tyson Foods, Inc. 521,227 28,302,626
Zoetis, Inc. 326,316 47,746,557
321,685,310
Total Common Stocks
(Cost: $766,585,605) 602,339,471
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
0.8%
Money Market Fund: 0.8%
(Cost: $4,529,550)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 4.18%(a) 4,529,550 4,529,550
Total Investments: 100.7%
(Cost: $771,115,155) 606,869,021
Liabilities in excess of other assets: (0.7)% (4,031,366)
NET ASSETS: 100.0% $ 602,837,655

VANECK AGRIBUSINESS ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
FootnoteRuleAboveBlank
Footnotes:
Definitions:
GDR Global Depositary Receipt
HKD Hong Kong Dollar
IDR Indonesian Rupiah
NOK Norwegian Krone
NVDR Non-Voting Depositary Receipt
SGD Singapore Dollar
USD United States Dollar
† Security fully or partially on loan. Total market value of securities on loan is $30,607,778.
∞ Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
* Non-income producing
(a) Rate shown is the 1-day yield as of 09/30/25.